091-D8888

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10047521

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Bank of America

3. Class of New Derivative Securities Product:
Index-Linked Note

4. Name of Underlying Instrument:

MZW: S&P 500 Index; RIH: Russell 2000 Index; RSY: Select Ten Index; RTS: Select Ten Index; SBA: S&P 500 Index; SCT: S&P 500 Index; SDA: Dow Jones Industrial Average; SFA: S&P 500 Index; SFH: S&P 500 Index; SHN: Dow Jones Industrial Average; SJV: S&P 500 Index; SKL: S&P 500 Index; SKN: S&P 500 Index; SMC: S&P 500 Index; SMY: S&P 500 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MZW, RIH, RSY, RTS, SBA, SCT, SDA, SFA, SFH, SHN, SJV, SKL, SKN, SMC, SMY

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

MZW: AMEX, ARCA, NYSE, NASDAQ; RIH: AMEX, ARCA, NYSE, NASDAQ; RSY: AMEX, ARCA, NYSE, NASDAQ; RTS: AMEX, ARCA, NYSE, NASDAQ; SBA: AMEX, ARCA, NYSE, NASDAQ; SCT: AMEX, ARCA, NASDAQ, NYSE; SDA: AMEX, ARCA, NYSE, NASDAQ; SFA: AMEX, ARCA, NASDAQ, NYSE; SFH: AMEX, ARCA, NYSE, NASDAQ; SHN: AMEX, ARCA, NYSE, NASDAQ; SJV: AMEX, ARCA, NYSE, NASDAQ; SKL: AMEX, ARCA, NYSE, NASDAQ; SKN: AMEX, ARCA, NYSE, NASDAQ; SMC: AMEX, ARCA, NYSE, NASDAQ; SMY: AMEX, ARCA, NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010